Schedule of Concentration Risk of Total Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	26.60%	24.90%	25.90%	24.30%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.60%	15.00%	11.70%	15.10%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.90%	10.80%	10.90%	10.80%
Customer D
Capital Leased Assets [Line Items]
Percentage of lease rental income	4.40%	7.90%	4.50%	10.20%